                                         REGISTRATION NOS. 333-153109/811-04001
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]



                        POST-EFFECTIVE AMENDMENT NO. 4

                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 152                            [X]
                               -----------------


                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 578-9414
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------


                             NICHOLAS D. LATRENTA
                                GENERAL COUNSEL

                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                           NEW YORK, NEW YORK 10166
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                                  COPIES TO:

                             DIANE E. AMBLER, ESQ.
                                 K&L GATES LLP
                              1601 K STREET, N.W.
                            WASHINGTON, D.C. 20006

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on June 21, 2010 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on _______ pursuant to paragraph (a)(1) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. Registrant's Rule 24f-2 Notice for the year ended December 31, 2009 was filed with the Commission on or about March 15, 2010.

================================================================================

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                   FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

FORM N-4
ITEM NO.                                                                                PROSPECTUS HEADING
--------                                                                                ------------------
  1.     Cover Page.................................................. Cover Page

  2.     Definitions................................................. Important Terms You Should Know

  3.     Synopsis.................................................... Table of Expenses

  4.     Condensed Financial Information............................. General Information--Performance; General
                                                                        Information--Financial Statements; Accumulation
                                                                        Unit Value Tables

  5.     General Description of Registrant, Depositor, and Portfolio  MetLife; Metropolitan Life Separate Account E; Your
         Companies...................................................   Investment Choices; General Information--Voting
                                                                        Rights

  6.     Deductions and Expenses..................................... Table of Expenses; Contracts--Charges; Contracts--
                                                                        Withdrawal Charges; Contracts--Premium and
                                                                        Other Taxes; Income Options--Charges; General
                                                                        Information--Who Sells the Contracts; Appendix--
                                                                        Premium Tax Table

  7.     General Description of Variable Annuity Contracts........... Variable Annuities; Classes of the Contract; Contracts--
                                                                        Purchase Payments (Allocation of Purchase
                                                                        Payments and Limits on Purchase Payments);
                                                                        Contracts--Transfer Privilege; General
                                                                        Information--Administration; Optional Benefits

  8.     Annuity Period.............................................. Important Terms You Should Know; Contracts--Pay-out
                                                                        Options (or Income Options); Income Payment
                                                                        Types/The Value of Your Income Payments; Optional
                                                                        Benefits--Guaranteed Minimum Income Benefit

  9.     Death Benefit............................................... Contracts--Death Benefit--Generally; Standard Death
                                                                        Benefit; Optional Benefits

 10.     Purchases and Annuity Values................................ MetLife; Metropolitan Life Separate Account E;
                                                                        Contracts--Purchase Payments (Allocation of
                                                                        Purchase Payments and Limits on Purchase
                                                                        Payments); The Value of Your Investment; Pay-out
                                                                        Options (or Income Options); Allocation; The Value
                                                                        of Your Income Payments; General Information--
                                                                        Administration (Purchase Payments)

 11.     Redemptions................................................. Contracts--Access to Your Money (Systematic
                                                                        Withdrawal Program and Minimum Distribution);
                                                                        Contracts--Withdrawal Charges (When No
                                                                        Withdrawal Charge Applies); General Information--
                                                                        When We Can Cancel Your Contract

 12.     Taxes....................................................... Income Taxes

 13.     Legal Proceedings........................................... Legal Proceedings

FORM N-4
ITEM NO.                                                                                PROSPECTUS HEADING
--------                                                                                ------------------
 14.     Table of Contents of the                                     Table of Contents of the Statement of Additional
         Statement of Additional Information.........................   Information

 15.     Cover Page.................................................. Cover Page

 16.     Table of Contents........................................... Table of Contents

 17.     General Information and History............................. Not Applicable

 18.     Services.................................................... Independent Registered Public Accounting Firm; Services

 19.     Purchase of Securities Being Offered........................ Not Applicable

 20.     Underwriters................................................ Distribution and Principal Underwriting Agreement

 21.     Calculation of Performance Data............................. Advertisement of the Separate Account

 22.     Annuity Payments............................................ Variable Income Payments

 23.     Financial Statements........................................ Financial Statements of the Separate Account; Financial
                                                                        Statements of MetLife

This registration statement incorporates by reference the prospectus and the Statement of Additional Information for Preference Premier Variable Annuity Contracts dated May 1, 2010 included in Post-Effective Amendment No. 3 to this registration statement on Form N-4 (File Nos. 333-153109/811-04001) filed on April 13, 2010 pursuant to paragraph(b) of Rule 485 and the prospectus filed pursuant to Rule 497 on May 5, 2010.

The purpose of this amendment is to describe new versions of the Guaranteed Minimum Income Benefit Plus and Enhanced Death Benefit optional benefits and certain other miscellaneous changes in connection with Preference Premier Variable Annuity Contracts issued by Metropolitan Life Insurance Company.

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                PREFERENCE PREMIER(SM) VARIABLE ANNUITY CONTRACTS
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                         SUPPLEMENT DATED JUNE 21, 2010
                        TO PROSPECTUS DATED MAY 1, 2010

This supplement describes new versions of the optional Guaranteed Minimum Income Benefit Plus and Enhanced Death Benefit optional benefits that will be effective for Preference Premier variable annuity contracts issued by Metropolitan Life Insurance Company ("we," "us," or "our"). This supplement describes changes to how the GMIB Plus and the Enhanced Death Benefit optional benefits are calculated under the new versions of these benefits. These changes only apply to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code. This supplement also describes changes to the charges for the Enhanced Death Benefit that apply to all Contracts (both qualified and non-qualified contracts). The new versions of these optional benefits are referred to as Guaranteed Minimum Income Benefit Plus III (GMIB Plus III) and Enhanced Death Benefit II. Additionally, this supplement describes a change to a feature of the Lifetime Withdrawal Guarantee II optional benefit effective for Contracts issued in states where this change had not been previously approved. If approved in your state, these changes are effective for Contracts issued based on applications and necessary information that we receive in good order at your Administrative Office on and after July 19, 2010.

IN ORDER TO RECEIVE THE CURRENT VERSION OF THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OPTIONAL BENEFIT, THE ENHANCED DEATH BENEFIT OPTIONAL BENEFIT OR THE LIFETIME WITHDRAWAL GUARANTEE II OPTIONAL BENEFIT, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY YOUR ADMINISTRATIVE OFFICE, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON JULY 16, 2010.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, if purchased through a MetLife sales representative, write to us at PO Box 10342, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial(R) (NEF) sales representative, write to us at PO Box 14594, Des Moines IA 50306-0342 or call us at (800) 435-4117 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I. GUARANTEED MINIMUM INCOME BENEFIT PLUS III

Contracts issued based on applications and necessary information that we receive, in good order, at your Administrative Office on and after July 19, 2010 may elect the optional Guaranteed Minimum Income Benefit Plus III benefit. The GMIB Plus III optional benefit is identical to the GMIB Plus II optional benefit described in the May 1, 2010 prospectus, with the following exceptions.

     A.   INCOME BASE

     The Annual Increase Amount is the sum total of each purchase payment accumulated at the Annual Increase Rate each year through the Contract Anniversary date prior to your 91st birthday and 0% thereafter, reduced by the sum total of each withdrawal adjustment accumulated at the Annual Increase Rate each year from the date of the withdrawal.

          . For this purpose, including for first year required minimum distributions, all purchase payments credited within 120 days of the date we issued the Contract will be treated as if they were received on the date we issued the Contract.

          .    The Annual Increase Rate is the greatest of:

     (i)   5%;

     (ii) the total withdrawals during the Contract Year under the automated required minimum distribution service and/or the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year), divided by the Annual Increase Amount at the beginning of the Contract Year; or

     (iii) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year.

On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary.

Items (ii), and (iii) above only apply to IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code.

If total withdrawals during a Contract Year exceed the greater of: (1) withdrawals under the automated required minimum distribution service, plus Systematic Withdrawal Program withdrawals up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year, or (2) the greater of the required minimum distribution amount for the previous calendar year or the current calendar year, items (ii) and (iii) above are not used to calculate the Annual Increase Rate and the Annual Increase Rate will be 5%.

     . The withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to the withdrawal (pro-rata withdrawal) if total withdrawals in a Contract Year are greater than the Annual Increase Rate.

     . If total withdrawals in a Contract Year are less than or equal to the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustment for that Contract Year is the dollar amount of total withdrawals (dollar-for-dollar withdrawal) in that Contract Year, treated as a single withdrawal at the end of that Contract Year.

     . For Contracts issued in New York State, the Annual Increase Amount shall not exceed 270% of total purchase payments, or, if greater, 270% of the Annual Increase Amount as of the most recent Optional Step-Up.

     B. USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB PLUS III

For IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

Used with the GMIB Plus III, our automated required minimum distribution service can help you fulfill minimum distribution requirements with respect to your Contract without reducing the GMIB Plus III income base on a proportionate basis. (Reducing the income base on a proportionate basis could have the effect of reducing or eliminating the value of annuity payments under the GMIB Plus III.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.

Alternatively, you may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program" in the prospectus). In order to avoid taking withdrawals that could reduce the income base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if you enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

If you enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the GMIB Plus III income base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of annuity payments under the GMIB Plus III.

To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.

     C.   GMIB PLUS III PURCHASE PAYOUT RATES IN NEW YORK STATE

For Contracts issued in New York State, the GMIB purchase pay-out rates are enhanced if you are age 57 or older when you purchase the Contract:

          (a) you begin withdrawals on or after your 60th birthday;

          (b) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and

          (c) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

     Then the annual income payments under the GMIB Plus III will equal or exceed 5% of the income base (calculated on the date the payments are determined).

     D.   GMIB PLUS III EXAMPLES

Assume an IRA Contract is issued on September 1, 2010 and the GMIB Plus III is selected. Assume that on the first Contract Anniversary (September 1, 2011) the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2011 with respect to this Contract is $6,000, and the required minimum distribution amount for 2012 with respect to this Contract is $7,200. Assume that on both the first Contract Anniversary (September 1, 2011) and the second Contract Anniversary (September 1, 2012) the Account Value is $100,000. On the second Contract Anniversary, the annual increase rate is the greatest of

     (a)  5%;

     (b) the total withdrawals during the Contract Year under the automated required minimum distribution service and/or the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year), divided by the Annual Increase Amount at the beginning of the Contract Year; or

     (c) the required minimum distribution amount for 2011 ($6,000) or for 2012 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2011 ($100,000).

Because $7,200 (the required minimum distribution amount for 2012) is greater than $6,000 (the required minimum distribution amount for 2011), (c) is equal to $7,200 divided by $100,000 or 7.2%.

(1)  Withdrawals Through the Automated Required Minimum Distribution Service
     -----------------------------------------------------------------------

If the Contract Owner enrolls in the automated required minimum distribution service and elects monthly withdrawals, the Contract Owner will receive $6,800 over the second Contract Year (from September 2011 through August 2012). Assuming the Contract Owner makes no withdrawals outside the automated required minimum distribution service, on September 1, 2012, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the automated required minimum distribution service ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.

(Why does the Contract Owner receive $6,800 under the automated required minimum distribution service in this example? From September through December 2011, the Contract Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2011 divided by 12). From January through August 2012, the Contract Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2012 divided by 12). The Contract Owner receives $2,000 in 2011 and $4,800 in 2012, for a total of $6,800.)

(2)  Withdrawals Outside the Automated Required Minimum Distribution Service
     -----------------------------------------------------------------------

If the Contract Owner withdraws the $6,000 required minimum distribution amount for 2011 in December 2011 and makes no other withdrawals from September 2011 through August 2012, the Annual Increase Amount on September 1, 2012 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.

If the Contract Owner withdraws the $7,200 required minimum distribution amount for 2012 in January 2012 and makes no other withdrawals from September 2011 through August 2012, the Annual Increase Amount on September 1, 2012 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

(3)  Withdrawals in Excess of the Required Minimum Distribution Amounts
     ------------------------------------------------------------------

Assume the Contract Owner withdraws $7,250 on September 1, 2011 and makes no other withdrawals before the second Contract Anniversary. Because the $ 7,250 withdrawal exceeds the required minimum distribution amounts for 2011 and 2012, the annual increase rate will be 5% and the Annual Increase Amount on the second Contract Anniversary (September 1, 2012) will be $97,387.50. On September 1, 2011, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in Account Value attributed to the withdrawal (7.25%) Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount on the second Contract Anniversary (September 1, 2012) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).

(4)  No Withdrawals
     --------------

     If the Contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this Contract, the Annual Increase Amount on September 1, 2012 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the Contract ($0). If the Contract was issued in New York State, the Annual Increase Amount cannot exceed 270% of total purchase payments, or, if greater, 270% of the Annual Increase Amount as of the most recent Optional Step-Up.

II.  ENHANCED DEATH BENEFIT II

Contracts issued based on applications and necessary information that we receive, in good order, at your Administrative Office on and after July 19, 2010 may elect the optional Enhanced Death Benefit II. The Enhanced Death Benefit II is identical to the Enhanced Death Benefit described in the May 1, 2010 prospectus, with the following exceptions:

     A.   CHARGES

If you select the Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.60% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 1.15% of the Death Benefit Base.

If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.

     B.   THE "DEATH BENEFIT BASE"

The Annual Increase Amount is the sum total of each purchase payment accumulated at the Annual Increase Rate each year, through the Contract Anniversary date immediately prior to your 91st birthday and 0% thereafter, reduced by the sum total of each withdrawal adjustment accumulated at the Annual Increase Rate each year from the date of withdrawal.

          . For this purpose, including for first year required minimum distributions, all purchase payments credited within 120 days of the date we issued the Contract will be treated as if they were received on the date we issued the Contract.

          .    The Annual Increase Rate is the greatest of:

     (i)  5%;

     (ii) the total withdrawals during the Contract Year under the automated required minimum distribution service and/or the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year), divided by the Annual Increase Amount at the beginning of the Contract Year; or

     (iii) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year.

On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary.

Items (ii) and (iii) above only apply to IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code.

If total withdrawals during a Contract Year exceed the greater of: (1) withdrawals under the automated required minimum distribution service, plus Systematic Withdrawal Program withdrawals up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year, or (2) the greater of the required minimum distribution amount for the previous calendar year or the current calendar year, items (ii) and (iii) above are not used to calculate the Annual Increase Rate and the Annual Increase Rate will be 5%.

     . The withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to the withdrawal (pro-rata withdrawal) if total withdrawals in a Contract Year are greater than the Annual Increase Rate.

     . If total withdrawals in a Contract Year are less than or equal to the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year and if these withdrawals are paid to you (or the annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustment for that Contract Year is the dollar amount of total withdrawals (dollar-for dollar withdrawal) in that Contract Year, treated as a single withdrawal at the end of that Contract Year.

     . The Annual Increase Amount does not change after the Contract Anniversary on or following your 91st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by each withdrawal as described here where the Annual Increase Rate is set at 0%.

     C. USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH ENHANCED DEATH BENEFIT II

For IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

Used with the Enhanced Death Benefit II, our automated required minimum distribution service can help you fulfill minimum distribution requirements with respect to your Contract without reducing the Enhanced Death Benefit II death benefit base on a proportionate basis. (Reducing the death benefit base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the Enhanced Death Benefit II.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.

Alternatively, you may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program" in the prospectus). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if you enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

If you enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Enhanced Death Benefit II Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the Enhanced Death Benefit II optional benefit.

To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.

     D.   ENHANCED DEATH BENEFIT II NOT AVAILABLE WITH DECEDENT CONTRACTS

The Enhanced Death Benefit II is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases).(See "Death Benefit-Generally-'Stretch IRA' Contracts and 'Stretch Non-Qualified' Contracts".)

     E.   ENHANCED DEATH BENEFIT II EXAMPLES

Assume an IRA Contract is issued on September 1, 2010 and the Enhanced Death Benefit II is selected. Assume that on the first Contract Anniversary (September 1, 2011), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2011 with respect to this Contract is $6,000, and the required minimum distribution amount for 2012 with respect to this Contract is $7,200. Assume that on both the first Contract Anniversary (September 1, 2011) and the second Contract Anniversary (September 1, 2012) the Account Value is $100,000. On the second Contract Anniversary, the annual increase rate is the greatest of

     (a)  5%;

     (b) the total withdrawals during the Contract Year under the automated required minimum distribution service and/or the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year), divided by the Annual Increase Amount at the beginning of the Contract Year ; or

     (c) the required minimum distribution amount for 2011 ($6,000) or for 2012 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2011 ($100,000).

Because $7,200 (the required minimum distribution amount for 2012) is greater than $6,000 (the required minimum amount for 2011), (c) is equal to $7,200 divided by $100,000 or 7.2%.

(1)  Withdrawals Through the Automated Required Minimum Distribution Service
     -----------------------------------------------------------------------

If the Contract Owner enrolls in the automated required minimum distribution service and elects monthly withdrawals, the Contract Owner will receive $6,800 over the second Contract Year (from September 2011 through August 2012). Assuming the Contract Owner makes no withdrawals outside the automated required minimum distribution service, on September 1, 2012, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the automated required minimum distribution service ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.

(Why does the Contract Owner receive $6,800 under the automated required minimum distribution service in this example? From September through December 2011, the Contract Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2011 divided by 12). From January through August 2012, the Contract Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2012 divided by 12). The Contract Owner receives $2,000 in 2011 and $4,800 in 2012, for a total of $6,800.)

(2)  Withdrawals Outside the Automated Required Minimum Distribution Service
     -----------------------------------------------------------------------

If the Contract Owner withdraws the $6,000 required minimum distribution amount for 2011 in December 2011 and makes no other withdrawals from September 2011 through August 2012, the Annual Increase Amount on September 1, 2012 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.

If the Contract Owner withdraws the $7,200 required minimum distribution amount for 2012 in January 2012 and makes no other withdrawals from September 2011 through August 2012, the Annual Increase Amount on September 1, 2012 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

(3)  Withdrawals in Excess of the Required Minimum Distribution Amounts
     ------------------------------------------------------------------

Assume the Contract Owner withdraws $7,250 on September 1, 2011 and makes no other withdrawals before the second Contract Anniversary. Because the $ 7,250 withdrawal exceeds the required minimum distribution amounts for 2011 and 2012, the annual increase rate will be 5% and the Annual Increase Amount on the second Contract Anniversary (September 1, 2012) will be $97,387.50. On September 1, 2011, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in Account Value attributed to the withdrawal (7.25%) Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount on the second Contract Anniversary (September 1, 2012) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).

(4)  No Withdrawals
     --------------

If the Contract Owner fulfills the
minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this Contract, the Annual Increase Amount on September 1, 2012 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the Contract ($0)

III. LIFETIME WITHDRAWAL GUARANTEE II

     As of July 19, 2010, for Contracts issued in all states where the Lifetime Withdrawal Guarantee II optional benefit is approved, except New York, the 7.25% Compounding Income Amount is eliminated.

     All references in the prospectus to the Lifetime Withdrawal Guarantee II optional benefit available with the 7.25% Compounding Income Amount are amended to conform to changes in this supplement.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

PO Box 10342 (MetLife)                       Telephone: (800) 638-7732 (MetLife)
PO Box 14594 (NEF)                                      (800) 435-4117 (NEF)
Des Moines, IA 50306-0342

                                    PART II
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



     (a) The following financial statements of the Separate Account are included in Part B of Post-Effective Amendment No. 3/Amendment No. 143 to Registration Statement Nos. 333-153109/811-04001 of the Separate
         Account:

            (1) Statements of Assets and Liabilities as of December 31, 2009
            (2) Statements of Operations for the year ended December 31, 2009
            (3) Statements of Changes in Net Assets for the years ended
                December 31, 2009 and 2008
            (4) Notes to the Financial Statements


     (b) The following financial statements of the Company are included in Part B of Post-Effective Amendment No. 3/Amendment No. 143 to Registration Statement Nos. 333-153109/811-4001 of the Company:

            (1) Consolidated Balance Sheets as of December 31, 2009 and 2008
            (2) Consolidated Statements of Operations for the years ended
                December 31, 2009, 2008 and 2007
            (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and 2007
            (4) Consolidated Statements of Cash Flows for the years ended
                December 31, 2009, 2008 and 2007
            (5) Notes to the Consolidated Financial Statements

     (B) EXHIBITS

     (1)       -- Resolution of the Board of Directors of Metropolitan Life
                  establishing Separate Account E.(1)
     (2)       -- Not applicable.
     (3)(a)    -- Principal Underwriting Agreement with MetLife Investors
                  Distribution Company. (16)

        (b) -- Form of Retail Sales Agreement (MLIDC Retail Sales Agreement 7-1-05)(LTC). (5)

          (i) Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement).(18)

        (c)    -- Participation Agreement--New England Zenith Fund. (3)
        (d)    -- Participation Agreement--American Funds Insurance Series. (2)
        (e)    -- Participation Agreement--Met Investors Series Trust. (4)
          (i)  -- First Amendment to the Participation Agreement (17)
          (ii) -- Second Amendment to the Participation Agreement (17)

        (f)    -- Participation Agreement--Metropolitan Series Fund. (6)

     (4)       -- Form of Deferred Annuity Contract. (2)

        (a) -- ROTH Individual Retirement Annuity Endorsement--Form ML-446.2 (9/02). (8)

        (b)    -- 401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02). (8)

        (c) -- Individual Retirement Annuity Endorsement. Form ML-408.2 (9/02). (9)

        (d)    -- Tax Sheltered Annuity Endorsement. Form ML-398.2 (9/02). (8)

        (e) -- Guaranteed Minimum Income Benefit Rider--Living Benefit ML-560-1 (03/03) (11)

        (f)    -- Guaranteed Withdrawal Benefit Rider. (10)

        (g)    -- Guaranteed Minimum Income Benefit Form ML-560-2 (5/05). (9)

        (h)    -- Enhanced Dollar Cost Averaging Rider Form ML-510-1 (5/05). (9)

        (i)    -- Non-Qualified Annuity Endorsement Form ML-NQ (11/04)-I. (10)

        (j)    -- Guaranteed Withdrawal Benefit Endorsement. Form ML-GWB (11/05)
                  E. (11)

        (k) -- Designated Beneficiary Non-Qualified Annuity Endorsement. Form ML-NQ (11/05)-I. (11)

        (l) -- Guaranteed Minimum Accumulation Benefit Rider. Form ML-670-1 (11/05). (11)

        (m) -- Guaranteed Withdrawal Benefit Rider. Form ML-670-2 (11/05) (Enhanced). (11)

        (n) -- Lifetime Withdrawal Guarantee Benefit Rider. Form MLI-690-1.24 (7/04). (12)

          (i)  -- Lifetime Withdrawal Guarantee Benefit Rider -
                  Specifications Form 8028-4 (11/05). (12)

        (o)    -- Lifetime Guaranteed Withdrawal Benefit Rider ML-690-4
                  4/08). (14)

          (i) -- Lifetime Guaranteed Withdrawal Benefit - Contract Schedule ML-ELGWB (4-08)). (13)

        (p) -- Lifetime Guaranteed Withdrawal Benefit Rider (for Florida, New Jersey and Nevada). Form ML-690-5 (7/09). (17)

          (i) -- Lifetime Guaranteed Withdrawal Benefit Rider - Contract Schedule (ML-ELGWB (7/09)). (17)

        (q) -- Lifetime Guaranteed Withdrawal Benefit Rider (for New York). Form ML-690-6-NY (7/09). (17)

          (i) -- Lifetime Guaranteed Withdrawal Benefit Rider - Contract Schedule (ML-ELGWB (7/09)). (17)

        (r) -- Guaranteed Minimum Income Benefit Rider - Living Benefit - ML-560-4 (4/08). (14)

          (i) -- Guaranteed Minimum Income Benefit -Contract Schedule (ML-EGMIB(4-08)). (13)

        (s)    -- Guaranteed Minimum Death Benefit(GMDB)Rider ML-640-1
                  (4/08). (14)

          (i) -- Guaranteed Minimum Death Benefit - Contract Schedule (ML-EDB (4-08)). (13)


        (t)    -- Qualified Distribution Program Endorsement ML-RMD (7/10)-E
                  (19)


     (5)       -- Preference Premier VA Application PPS-APP-9-08, MPP (09/08)
                  eF (15)

     (6)(a)    -- Amended and Restated Charter of Metropolitan Life.(4)

        (b)    -- Amended and Restated By-Laws of Metropolitan Life.(7)

     (7)       -- Not applicable.

     (8)       -- Not applicable.

     (9)       -- Opinion and consent of counsel as to the legality of the securities being registered.(15)

    (10)       -- Consent of Independent Registered Public Accounting Firm.(19)

    (11)       -- Not applicable.

    (12)       -- Not applicable.

    (13)(a)    -- Powers of Attorney.(19)

------------------

1. Filed with Post-Effective Amendment No. 19 to Registration Statement
   No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.

2. Filed with Pre-Effective Amendment No.1 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.


3. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.


4. Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.

5. Filed with Post-Effective Amendment No. 13 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 25, 2006. As incorporated herein by reference.


6. Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on September 10, 2007. As incorporated herein by reference.


7.  Filed with Post-Effective Amendment No. 16 to Registration
    Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008. As incorporated herein by reference.


8. Filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 10, 2003. As incorporated herein by reference.


9. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 8, 2005. As incorporated herein by reference.


10. Filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on May 18, 2004. As incorporated herein by reference.


11. Filed with Post-Effective Amendment No. 8 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on July 29, 2005. As incorporated herein by reference.


12. Filed with Post-Effective Amendment No. 12 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 5, 2006. As incorporated herein by reference.


13. Filed with Post-Effective Amendment No. 18 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 31, 2008. As incorporated herein by reference.


14. Filed with Post-Effective Amendment No. 17 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 17, 2008. As incorporated herein by reference.


15. Filed with Pre-Effective Amendment No.1 to this Registration Statement on December 8, 2008.


16. Filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-133675/811-07534 for Paragon Separate Account B on Form N-6 on February 6, 2008. As incorporated herein by reference.


17. Filed with Post-Effective Amendment No. 1 to this Registration Statement on April 15, 2009.


18. Filed with Post-Effective Amendment No. 14 to Registration Statement File No. 333 83716 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2010. As incorporated herein by reference.


19. Filed Herewith. Powers of Attorney for Eduardo Castro-Wright, Cheryl W. Grise, C. Robert Henrikson, R. Glenn Hubbard, Jr., John M. Keane, Alfred F. Kelly, James M. Kilts, Catherine R. Kinney, Hugh B. Price, David Satcher, Kenton J. Sicchitano, Lulu C. Wang, William J. Wheeler and Peter M. Carlson.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR

NAME, PRINCIPAL OCCUPATION AND BUSINESS ADDRESS   POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------------------   -----------------------------------
C. Robert Henrikson                               Director, Chairman of the Board,
MetLife, Inc and Metropolitan Life Insurance      President and Chief Executive
Company                                           Officer
Chairman of the Board,
President and Chief Executive Officer
200 Park Avenue
New York, New York 10166

Sylvia Mathews Burwell                            Director
President, Global Development Program
The Bill and Melinda Gates Foundation
1432 Elliott Avenue W
Seattle, WA 98102

Eduardo Castro-Wright                             Director
President and Chief Executive Officer
Wal-Mart Stores, USA
702 Southwest 8th Street
Bentonville, AR 72716


Cheryl W. Grise                                   Director
Retired Executive Vice President
Northeast Utilities
24 Stratford Road
West Hartford, CT 06117

R. Glenn Hubbard                                  Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall
3022 Broadway
New York, NY 10027-6902

John M. Keane                                     Director
Co-Founder and Senior Managing Director
Keane Advisors, LLC
2020 K St., N.W.
Washington, DC 20006

Alfred F. Kelly, Jr.                              Director
President
American Express Company
200 Vesey Street
New York, NY 10285

James M. Kilts                                    Director
Partner
Centerview Partners
Management, LLC
16 School Street
Rye, NY 10580

Catherine R. Kinney                               Director
Retired President and Co-Chief Operating
Officer
NYSE
1158 5th Avenue
New York, NY 10029

Hugh B. Price                                     Director
Senior Fellow
Brookings Institution
1775 Massachusetts Avenue, N.W.
Washington, DC 20036

David Satcher                                     Director
Director of Satcher Health Leadership
Institute and Center of Excellence on
Health Disparities
Morehouse School of Medicine
720 Westview Drive, S.W.
Atlanta, GA 30310-1495

Kenton J. Sicchitano                              Director
Retired Global Managing Partner
PricewaterhouseCoopers, LLC
25 Phillips Pond Road
Natick, MA 01760


Lulu C. Wang                                      Director
Chief Executive Officer
Tupelo Capital Management LLC
767 Third Avenue
New York, NY 10017

     Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166

NAME                       POSITION WITH METLIFE
-------------------------  -----------------------------------------------------
C. Robert Henrikson        Chairman of the Board, President and Chief Executive
                           Officer

William J. Mullaney        President, U.S. Business

William J. Toppeta         President, International Business

Peter M. Carlson           Executive Vice President and Chief Accounting Officer

Kathleen A. Henkel         Executive Vice President, Human Resources

Steven A. Kandarian        Executive Vice President and Chief Investment Officer


Nicholas D. Latrenta       General Counsel


Maria R. Morris            Executive Vice President, Technology and Operations

William J. Wheeler         Executive Vice President and Chief Financial Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


        The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife, Inc. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2010

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2010. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment PTY Limited. MetLife Investments PTY Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Singapore)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)


            c)    MetLife Limited (Hong Kong)


      20.   MetLife NC Limited (Ireland)


      21.   MetLife Europe Services Limited (Ireland)


      22.   Metropolitan Global Management, Inc. (DE)

            a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by
               Metropolitan Global Management, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

            b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by
               Metropolitan Global Management, Inc. and 2% is owned by MetLife International Holdings, Inc.

            c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan
               Global Management, Inc. and 1.29459% is owned by MetLife International Holdings, Inc.

               1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                    a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

               2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      23.   MetLife International Limited, LLC (DE)

      24. MetLife Planos Odontologicos Ltda. (Brazil) 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      25.   MetLife Global Holdings Corporation (Mexico)

      26.   MetLife Ireland Holdings One Limited (Ireland)

      27.   MetLife Ireland Holdings Two Limited (Ireland)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   Bond Trust Account A (MA)

      19.   MetLife Investments Asia Limited (Hong Kong).

      20. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      21. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      23.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (Caman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      41.   MLIC Asset Holdings, LLC (DE)

      42.   85 Broad Street Mezzanine LLC (CT)

            (a)   85 Broad Street LLC (DE)

      43.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      44. CML Columbia Park Fund I LLC (DE)- 24% of membership interest is held by MetLife Insurance Company of Connecticut, 76% of membership interest is held by Metropolitan Life Insurance Company.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

            b)    ML/VCC Gilroy, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pension Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   Tribeca Distressed Securities, L.L.C. (DE)

      18.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

      19.   TLA Holdings II LLC (DE)

      20.   TLA Holdings III LLC (DE)

      21. MLGP Lakeside, LLC (DE) - 95% is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)


1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACTOWNERS.


       As of April 30, 2010: Qualified 35,862
                             Non-Qualified 12,702


ITEM 28. INDEMNIFICATION

        UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

        MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with a limit of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc. are also covered under the Financial Institutions Bond as well as under the directors' and officers' liability policy. A provision in Metropolitans by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person of Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS.

(a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

   Met Investors Series Trust
   Metropolitan Series Fund, Inc.
   Metropolitan Life Separate Account E
   Metropolitan Life Separate Account UL
   Metropolitan Tower Separate Account One
   Metropolitan Tower Separate Account Two
   MetLife Investors USA Separate Account A
   MetLife Investors USA Variable Life Account A
   MetLife Investors Variable Annuity Account One
   MetLife Investors Variable Life Account One
   First MetLife Investors Variable Annuity Account One
   General American Separate Account Eleven
   General American Separate Account Twenty- Eight
   General American Separate Account Twenty- Nine
   General American Separate Account Two
   Security Equity Separate Account 26
   Security Equity Separate Account 27
   MetLife of CT Separate Account Eleven for Variable Annuities MetLife of CT Separate Account QPN for Variable Annuities MetLife of CT Fund UL for Variable Life Insurance
   MetLife of CT Fund UL II for Variable Life Insurance
   MetLife of CT Fund UL III for Variable Life Insurance MetLife of CT Variable Life Insurance Separate Account One MetLife of CT Variable Life Insurance Separate Account Two MetLife of CT Variable Life Insurance Separate Account Three Metropolitan Life Variable Annuity Separate Account II Paragon Separate Account A
   Paragon Separate Account B
   Paragon Separate Account C
   Paragon Separate Account D.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
---------------------------  ---------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue, 1st Floor
Morristown, NJ 07962

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
1095 Avenue of the Americas
New York, New York 10036

Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund
1095 Avenue of the Americas  Management & Marketing
New York, New York 10036

Paul A. LaPiana              Executive Vice President, National Sales
5 Park Plaza                 Manager-Life
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent
1 MetLife Plaza              Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers               Senior Vice President, National Sales Manager,
1 MetLife Plaza              Independent Planner and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Peter Gruppuso               Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614



Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
1095 Avenue of the Americas
New York, New York 10036

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                  (2)
                   (1)                      NET UNDERWRITING         (3)             (4)            (5)
            NAME OF PRINCIPAL                DISCOUNTS AND     COMPENSATION ON    BROKERAGE        OTHER
               UNDERWRITER                    COMMISSIONS         REDEMPTION     COMMISSIONS   COMPENSATION
-----------------------------------------   ----------------   ---------------   -----------   ------------
MetLife Investors Distribution Company         $299,186,809          $0              $0             $0


Item 30. Location of Account and Records.

Metropolitan Life Insurance Company
200 Park Avenue
New York, N.Y. 10166

Item 31. Management Services.

        Not Applicable
Item 32.

        Undertakings.

        (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

        (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


        (d) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contract.

                                   SIGNATURES





   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this Registration Statement to be signed on its behalf, in the City of New York, and State of New York on this 16th day of June, 2010.



                              Metropolitan Life Separate Account E
                              (Registrant)

                              By: Metropolitan Life Insurance Company
                              (Depositor)


                                             /s/ Paul G. Cellupica
                              By: ______________________________________________
                                              Paul G. Cellupica
                                       Chief Counsel, Securities Regulation
                                            and Corporate Services


                              Metropolitan Life Insurance Company
                              (Depositor)


                                              /s/ Paul G. Cellupica
                              By: ______________________________________________
                                                Paul G. Cellupica
                                       Chief Counsel, Securities Regulation
                                            and Corporate Services

                                   SIGNATURES

  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


              Signature                          Title                    Date
              ---------                          -----                    ----

                 * Chairman, President and Chief Executive ______________________________________ Officer and Director
          C. Robert Henrikson

                 * Executive Vice President and ______________________________________ Chief Financial Officer
          William J. Wheeler


                 *                     Executive Vice President,
______________________________________ and Chief Accounting Officer
            Peter M. Carlson


                                       Director
______________________________________
          Sylvia Mathews Burwell


                 *                     Director
______________________________________
         Eduardo Castro-Wright





                 *                     Director
_______________________________________
          Cheryl W. Grise


                 *                     Director
______________________________________
          R. Glenn Hubbard

                 *                     Director
______________________________________
             John M. Keane

                 *                     Director
______________________________________
          Alfred F. Kelly, Jr.

                 *                     Director
______________________________________
            James M. Kilts

                 *                     Director
______________________________________
         Catherine R. Kinney

                 *                     Director
______________________________________
           Hugh B. Price

                 *                     Director
______________________________________
           David Satcher

                 *                     Director
______________________________________
        Kenton J. Sicchitano





                 *                     Director
______________________________________
       Lulu C. Wang

*By:  /s/ Myra L. Saul, Esq.
      _________________________________
          Myra L. Saul, Esq.
           Attorney-in-Fact



                                        June 16, 2010